Earnings per share	6 Months Ended
Jun. 30, 2018
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Earnings per share
11.	Earnings per share

Basic EPS

The calculation of basic EPS is as follows:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
Earnings[1] (£ million)	672.4	596.1	1,816.6
Weighted average shares used in basic EPS calculation (million)	1,250.5	1,266.2	1,261.1
EPS	53.8p	47.1p	144.0p

Note

[1]	Earnings is equivalent to profit for the period attributable to equity holders of the parent.

Diluted EPS

The calculation of diluted EPS is as follows:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
Diluted earnings (£ million)	672.4	596.1	1,816.6
Weighted average shares used in diluted EPS calculation (million)	1,259.4	1,279.7	1,275.8
Diluted EPS	53.4p	46.6p	142.4p

A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	m	m	m
Weighted average shares used in basic EPS calculation	1,250.5	1,266.2	1,261.1
Dilutive share options outstanding	0.5	2.1	1.8
Other potentially issuable shares	8.4	11.4	12.9
Weighted average shares used in diluted EPS calculation	1,259.4	1,279.7	1,275.8

At 30 June 2018 there were 1,332,637,877 ordinary shares in issue.